INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of disclosure of component of income taxes in statement of financial position

	As at	As at
	December 31,	December 31,
	2025	2024
Income taxes payable	(1,824)	(463)
Deferred income tax liabilities	(509)	(680)

Schedule of disclosure of components of income taxes in income statement

	Year Ended December 31,
	2025	2024
Current income taxes expense (recovery)	1,895	(1,381)
Deferred income taxes recovery	(170)	(172)
Total income taxes expense (recovery)	1,725	(1,553)

Schedule of deferred tax assets and liabilities

	As at	As at
	December 31,	December 31,
	2025	2024
Deferred tax assets
Lease obligations on right of use assets	910	777
Non-capital losses carried forward	32	39

Deferred tax liabilities
Goodwill and intangible assets	(509)	(681)
Right-of-use assets	(910)	(776)
Property and equipment	(32)	(39)
Deferred income tax liabilities	(509)	(680)

Schedule of Company's effective income tax rates

	Year Ended December 31,
	2025	2024
Consolidated loss before income taxes	(6,390)	(6,700)
Effective tax rate	26.5%	26.5%
Effective income taxes recovery	(1,693)	(1,776)
Effect of tax rate in foreign jurisdictions	891	736
Non-deductible and non-taxable items	161	293
Change in tax benefits not recognized	2,162	1,999
Adjustment of prior year tax payable	204	(118)
Change in estimate for tax refunds in Malta	—	(2,687)
Total income taxes expense (recovery)	1,725	(1,553)

Schedule of deductible temporary differences

	Year Ended December 31,
	2025	2024
Income tax losses - Canada	38,073	37,247
Capital Tax losses - Canada	25,828	27,727
Income tax losses - United Kingdom	2,040	1,595
Income tax losses - Malta	142	142
Income tax losses - Isle of Man	1,783	231
Income tax losses - Slovenia	3,998	—
Income tax losses - India	177	—
Income tax losses - Israel	55	168
Income tax losses - Gibraltar	113	88
Property and equipment	648	838
Goodwill	—	320
Intangibles	34,817	25,820
Capital lease liability	117	184
Share Issuance Costs	604	467
Restricted interest expenses in Canada	3,734	2,251
Total unrecognized deductible temporary differences	112,129	97,078

Schedule of Company's Canadian non-capital income tax losses expiration

2027	878
2028	815
2029	302
2030	203
2031	1,059
2032	1,545
2033	2,210
2034	1,078
2035	2,741
2036	1,436
2037	2,775
2038	1,688
2039	1,936
2040	2,708
2041	3,616
2042	2,315
2043	2,852
2044	3,559
2045	4,357
38,073